Supplement to the
Fidelity® Variable Insurance Products
Stock Selector All Cap Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi (Co-Portfolio Manager) has managed the fund since 2024.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi is Co-Portfolio Manager of VIP Stock Selector All Cap Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Bakshi has worked as a research analyst, sector leader, and portfolio manager.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
VSASS2-PSTK-0724-104 1.9905430.104	July 26, 2024
Supplement to the
Fidelity® Variable Insurance Products
Stock Selector All Cap Portfolio
Investor Class
April 29, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi (Co-Portfolio Manager) has managed the fund since 2024.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi is Co-Portfolio Manager of VIP Stock Selector All Cap Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Bakshi has worked as a research analyst, sector leader, and portfolio manager.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
VSACI-PSTK-0724-104 1.9905431.104	July 26, 2024